GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Goodwill impairment		$ 11,485
Indefinite-lived intangible assets	$ 7,369	7,401
Amortization of intangibles	$ 13,948	$ 8,716	$ 6,325